Revenue - Change in accounts receivable from contracts with customers (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue
Accounts receivable	¥ 195,525		¥ 194,399
Less: allowance for doubtful accounts	(30,972)		(32,298)	¥ (19,468)
Accounts receivable, net	¥ 164,553	$ 22,790	¥ 162,101